Group Information - Schedule of Direct or Indirect Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Principal activities	investment holding
Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
Rococo | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rococo
Principal activities	Investment holding
Place of incorporation/registration	BVI
% equity/beneficial interest	100.00%	100.00%
Rosenkavalier | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rosenkavalier
Principal activities	Investment holding
Place of incorporation/registration	BVI
% equity/beneficial interest	100.00%	100.00%
Gauguin | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Gauguin
Principal activities	Investment holding
Place of incorporation/registration	Hong Kong
% equity/beneficial interest	100.00%	100.00%
Degas | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Degas
Principal activities	Investment holding
Place of incorporation/registration	Hong Kong
% equity/beneficial interest	100.00%	100.00%
Kuke International | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke International
Principal activities	Investment holding
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%	100.00%
Beijing Lecheng | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Lecheng
Principal activities	Investment holding
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%	100.00%
Naxos China | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Naxos China
Principal activities	Distribution of commercial copyrights
Place of incorporation/registration	PRC
% equity/beneficial interest	51.00%	51.00%
Beijing Kuke Music | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)
Beijing Kuke Music | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%	100.00%
BMF Culture | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	BMF Culture
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%	100.00%
Music Education | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Music Education
Principal activities	Investment holding
Place of incorporation/registration	PRC
% equity/beneficial interest	100.00%	0.00%
Kuke Fangyue | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke Fangyue
Principal activities	Dormant
Place of incorporation/registration	PRC
% equity/beneficial interest	60.00%	0.00%
Kuke Xingkong | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke Xingkong
Principal activities	Dormant
Place of incorporation/registration	PRC
% equity/beneficial interest	90.00%	0.00%
Kuke Linhui | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke Linhui
Principal activities	Dormant
Place of incorporation/registration	PRC
% equity/beneficial interest	90.00%	0.00%
Fuzhou Kuke | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Fuzhou Kuke
Principal activities	Dormant
Place of incorporation/registration	PRC
% equity/beneficial interest	80.00%	0.00%
Tianjin Kuke [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Tianjin Kuke
Principal activities	Dormant
Place of incorporation/registration	PRC
% equity/beneficial interest	96.00%	0.00%
Shijiazhuang Kuke [Member] | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Shijiazhuang Kuke
Principal activities	Dormant
Place of incorporation/registration	PRC
% equity/beneficial interest	96.00%	0.00%